Retirement benefit plan - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employer contribution towards retirement benefit plan	$ 0.2	$ 0.2	$ 0.8	$ 0.6	$ 0.3